UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        November 13, 2008

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 9-30-08
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     67
Form 13F Information Table Value Total:     $126,193,431

List of Other Included Managers: None

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

Name of Issuer                                 Class     Cusip        	   Market      Shares   Inv Auth Mngr Voting Auth
                                                                                                                     None

3M Co.                                         Common  88579Y101            3871811     56680     Sole              56680
AT&T Corp.                                     Common  00206R102             753672     26994     Sole              26994
Abbott Laboratories                            Common  002824100             328897      5712     Sole               5712
Affymetrix                                     Common  00826T108             869202    112300     Sole             112300
American Tower Systems                         Common  029912201            1942380     54000     Sole              54000
Anadarko Petroleum                             Common  032511107             417186      8600     Sole               8600
Anheuser Busch Cos. Inc.                       Common  035229103             230843      3558     Sole               3558
Automatic Data Processing                      Common  053015103            3332362     77950     Sole              77950
BP P.L.C.                                      Common  055622104            3095338     61697     Sole              61697
Bank of America Corp.                          Common  060505104             671650     19190     Sole              19190
Barrick Gold Corp                              Common  067901108             284405      7741     Sole               7741
Berkshire Hathaway, Class B                    Common  084670207             606510       138     Sole                138
Chevron Corp.                                  Common  166764100             414874      5030     Sole               5030
Chubb Corp                                     Common  171232101            4618847     84132     Sole              84132
Citrix Systems Inc.                            Common  177376100             849999     33650     Sole              33650
Clorox Company                                 Common  189054109            4738737     75590     Sole              75590
Coca Cola                                      Common  191216100             747512     14136     Sole              14136
Colgate Palmolive                              Common  194162103            3466100     46000     Sole              46000
ConocoPhillips                                 Common  20825C104            3084777     42113     Sole              42113
Dow Chemical                                   Common  260543103            3594318    113100     Sole             113100
DuPont                                         Common  263534109             574396     14253     Sole              14253
Eli Lilly & Company                            Common  532457108             499300     11340     Sole              11340
Emerson Electric Co.                           Common  291011104            1426386     34969     Sole              34969
Exxon Mobil Corp.                              Common  30231G102            5572493     71755     Sole              71755
FPL Group Inc                                  Common  302571104             462760      9200     Sole               9200
General Electric                               Common  369604103            2279572     89395     Sole              89395
General Mills, Inc.                            Common  370334104             268008      3900     Sole               3900
HCP,Inc.                                       Common  40414l109             313014      7800     Sole               7800
Hartford Financial Services                    Common  416515104            1696576     41390     Sole              41390
Heartland Express Inc.                         Common  422347104             439216     28300     Sole              28300
Hershey Foods Corp.                            Common  427866108            2901287     73376     Sole              73376
Hubbell Inc. Class B                           Common  443510201             283905      8100     Sole               8100
Intel Corp.                                    Common  458140100            2221977    118632     Sole             118632
International Business Machines                Common  459200101            1456737     12455     Sole              12455
International Flavors & Frag	               Common  459506101            4645428    117725     Sole             117725
J.P. Morgan Chase                              Common  46625H100            1454238     31140     Sole              31140
Johnson & Johnson                              Common  478160104            3663734     52883     Sole              52883
Medco Health Solutions                         Common  58405U102            2753550     61190     Sole              61190
Medtronic Inc.                                 Common  585055106            2809107     56070     Sole              56070
Merck                                          Common  589331107            4414455    139875     Sole             139875
Microsoft Corp                                 Common  594918104             399015     14950     Sole              14950
Newmont Mining Corp                            Common  651639106            3630843     93675     Sole              93675
Norfolk Southern Corp.                         Common  655844108             203596      3075     Sole               3075
Northern Trust Corp.                           Common  665859104            4820650     66768     Sole              66768
PNC Financial Services Group                   Common  693475105             241356      3231     Sole               3231
PepsiCo                                        Common  713448108            3241716     45485     Sole              45485
Pfizer, Inc                                    Common  717081103             813813     44133     Sole              44133
Procter & Gamble                               Common  742718109            6842791     98189     Sole              98189
Progress Energy, Inc.                          Common  743263105             790659     18332     Sole              18332
Questar Corp.                                  Common  748356102            1704318     41650     Sole              41650
Royal Dutchshell Class A Adr                   Common  780257804             487954      8269     Sole               8269
Schlumberger Ltd                               Common  806857108             937080     12000     Sole              12000
Sigma Aldrich                                  Common  826552101            4219286     80490     Sole              80490
Staples, Inc.                                  Common  855030102            2629957    116887     Sole             116887
Sysco                                          Common  871829107            1663957     53972     Sole              53972
The Scotts Company                             Common  810186106            2265468     95832     Sole              95832
Time Warner, Inc.                              Common  887317105            1407555    107365     Sole             107365
Union Pacific                                  Common  907818108             327336      4600     Sole               4600
United Parcel Service, Inc.                    Common  911312106            3027839     48145     Sole              48145
Verizon Communications                         Common  92343V104             670168     20884     Sole              20884
Wal-Mart Stores, Inc.                          Common  931142103             221593      3700     Sole               3700
Walgreen Company                               Common  931422109            1695524     54765     Sole              54765
Wells Fargo & Co.                              Common  949746101             277122      7384     Sole               7384
Weyerhaeuser Co                                Common  962166104             615735     10164     Sole              10164
Whole Foods Market                             Common  966837106            1358535     67825     Sole              67825
Wm.Wrigley Jr. Company                         Common  982526105             326572      4113     Sole               4113
Wyeth                                          Common  983024100            3317434     89806     Sole              89806

                          						  126193431










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